SHORT-TERM TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2025
SHORT-TERM TRADE RECEIVABLES
Schedule of short-term trade receivables

	As of December 31,
	2024	2025	2025
	VND million	VND million	USD
Receivables from sale of finished goods and merchandises (i)	5,220,947	4,065,619	161,841,447
Receivables from disposal of assets and scrap	270,525	515,063	20,503,284
Others	113,592	89,380	3,557,979
TOTAL	5,605,064	4,670,062	185,902,711
(i)

This represents trade receivables from sale of automobiles, E-bus, e-scooters, and spare-parts, which are unconditional (i.e., only the passage of time is required before payment of the consideration is due).